Share capital (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Share capital [Line Items]
Number of shares issued	60,596,219	59,940,881
Number of shares outstanding	60,600,000	59,900,000	59,500,000
Issued capital	$ 61	$ 60	$ 59
Stock awards One [Member]
Disclosure Of Share capital [Line Items]
The date of common shares movement.	Jan. 01, 2017	Feb. 01, 2016
Number of shares issued	100,000	400,000
Number of shares outstanding	60,000,000	59,900,000
Issued capital	$ 60	$ 60
Stock awards Two [Member]
Disclosure Of Share capital [Line Items]
The date of common shares movement.	Dec. 01, 2017	Dec. 01, 2016
Number of shares issued	100,000	500,000
Number of shares outstanding	60,100,000	60,400,000
Issued capital	$ 60	$ 60
Stock awards Three [Member]
Disclosure Of Share capital [Line Items]
The date of common shares movement.	Dec. 01, 2017	Dec. 01, 2016
Number of shares issued	500,000	100,000
Number of shares outstanding	60,600,000	60,500,000
Issued capital	$ 61	$ 60
Buyback program [Member]
Disclosure Of Share capital [Line Items]
The date of common shares movement.		Dec. 01, 2016
Number of shares issued		(600,000)
Number of shares outstanding		59,900,000
Issued capital		$ 60